Fair value of Above / Below Market Acquired Time Charters: (Tables)	6 Months Ended
Jun. 30, 2020
Fair Value Of Above Below Market Acquired Time Charters
Fair value of Above / Below Market Acquired Time Charters (Table)
Twelve month periods ending	Amount
June 30, 2021	$924
June 30, 2022	831
June 30, 2023	—
Total	$1,755